Impairment Charges	12 Months Ended
Jul. 02, 2011
Impairment Charges
Impairment Charges

Note 4 – Impairment Charges

The corporation recognized impairment charges in 2011, 2010 and 2009 and the significant impairments are reported on the "Impairment charges" line of the Consolidated Statements of Income. The tax benefit is determined using the statutory tax rates for the tax jurisdiction in which the impairment occurred. The impact of these charges is summarized in the following tables:

In millions	Pretax Impairment Charge	Tax Benefit	After Tax Charge
2011
North American Foodservice	$ 15	$ 5	$ 10
International Beverage	6	2	4
Total impairments – 2011	$ 21	$ 7	$ 14
2010
North American Foodservice	$ 15	$ 5	$ 10
International Bakery	13	4	9
Total impairments – 2010	$ 28	$ 9	$ 19
2009
North American Foodservice	$107	$ –	$107
International Bakery	207	25	182
Total impairments – 2009	$314	$25	$289

The corporation currently tests goodwill and intangible assets not subject to amortization for impairment in the fourth quarter of its fiscal year and whenever a significant event occurs or circumstances change that would more likely than not reduce the fair value of these intangible assets. Prior to 2010, the impairment tests were performed in the second quarter. Other long-lived assets are tested for recoverability whenever events or changes in circumstances indicate that its carrying value may not be recoverable. The following is a discussion of each impairment charge:

2011

North American Foodservice Property The corporation recognized a $15 million impairment charge related to the write-down of manufacturing equipment associated with the foodservice bakery operations of the North American Foodservice segment.

International Beverage Property The corporation recognized a $6 million impairment charge related to the write-down of beverage equipment associated with the International Beverage segment.

2010

North American Foodservice Property The corporation recognized a $15 million impairment charge related to the write-down of manufacturing equipment associated with the foodservice bakery operations of the North American Foodservice segment due to the loss of a customer contract.

International Bakery Property The corporation recognized a $13 million impairment charge related to the write-down of bakery equipment associated with the Spanish bakery operations of the International Bakery segment.

2009

North American Foodservice Goodwill In 2009, the corporation determined that the carrying amount of its North American foodservice beverage reporting unit, which is reported in the North American Foodservice segment, exceeded its fair value. Based upon a comparison of the implied fair value of the goodwill in the reporting unit with the carrying value, management concluded that a $107 million impairment charge needed to be recognized. The impairment loss recognized equaled the entire amount of remaining goodwill in the North American foodservice beverage reporting unit. No tax benefit was recognized on the charge.

International Bakery Property, Goodwill and Trademarks In 2009, the corporation concluded that the carrying amount of the Spanish bakery reporting unit, which is part of the International Bakery segment, exceeded its fair value. Based upon a comparison of the implied fair value of the goodwill in the reporting unit with the carrying value, management concluded that a $124 million goodwill impairment charge needed to be recognized for which there is no tax benefit. The impairment loss recognized equaled the entire amount of remaining goodwill in the Spanish bakery reporting unit. The corporation also assessed the realization of the Spanish bakery long-lived assets. The corporation considered the results of a third party fair value estimate of these long-lived assets and recorded an impairment charge of $83 million ($58 million after tax) for the difference between fair value and carrying value. Of this total, $79 million related to trademarks, the associated fair value of which was estimated using the royalty savings method.